Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Non-current provisions	$ 84,852	$ 75,787
Current provisions	46,091	40,570
Provisions	130,943	116,357	$ 115,492
Provisions For Pensions [Member]
Disclosure of other provisions [line items]
Non-current provisions	56,679	52,529
Current provisions	1,050	197
Provisions	57,729	52,726	59,195
Environment provision [member]
Disclosure of other provisions [line items]
Non-current provisions	2,923	2,880
Current provisions	1,185	331
Provisions	4,108	3,211	3,467
Provisions for litigation [member]
Disclosure of other provisions [line items]
Current provisions	3,905	2,399
Provisions	3,905	2,399	11,732
Provisions for third-party liability [Member]
Disclosure of other provisions [line items]
Non-current provisions	9,263	7,270
Current provisions	9,263	7,270
Provisions	9,263	7,270	7,639
Provisions for C02 emissions allowances [Member]
Disclosure of other provisions [line items]
Non-current provisions	5,776	2,859
Current provisions	29,162	25,111
Provisions	34,938	27,970	7,281
Other provisions [member]
Disclosure of other provisions [line items]
Non-current provisions	10,211	10,249
Current provisions	10,789	12,532
Provisions	$ 21,000	$ 22,781	$ 26,178